UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

HCM Large Cap Growth ETF

ITEM 1.(a).  Reports to Stockholders.

HCM Large Cap Growth ETF Tailored Shareholder Report

semi-annual shareholder report | June 30, 2026 HCM Large Cap Growth ETF ticker: AQLG (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the HCM Large Cap Growth ETF for the period of June 7, 2026 (inception) to June 30, 2026. You can find additional information at www.highlandcap.com/etf/ or (888) 988-7649.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Large Cap Growth ETF	$4¹	0.65%²
¹	Costs are for the period of June 7, 2026, to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$75,359,983
Number of Holdings	132
Total Net Advisory Fee	$30,298
Portfolio Turnover Rate	1.26%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Sector Breakdown

Financials
26.61%
Information technology
23.66%
Energy
11.56%
Consumer discretionary
9.39%
Communication services
7.69%
Health care
6.45%
Large-cap funds
5.41%
Industrials
5.32%
Consumer staples
1.88%
Real estate
0.68%
Mid-cap funds
0.38%
Emerging market funds
0.34%
Tech stock funds
0.21%
Small-cap funds
0.20%
Money market fund
0.19%

Top 10 Holdings
Alphabet, Inc. Class A	5.03%
Apple, Inc.	4.83%
First Horizon Corp.	3.88%
iShares Core S&P 500 ETF	3.68%
Citigroup, Inc.	3.59%
Kinder Morgan, Inc.	3.39%
Broadcom, Inc.	3.34%
Micron Technology, Inc.	3.03%
Bank of America Corp.	3.01%
Abbvie, Inc.	2.66%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.highlandcap.com/etf/.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended June 30, 2026* (unaudited)

HCM Large Cap Growth ETF

*The Fund commenced operations on June 7, 2026.

HCM Large Cap Growth ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Shares	Value
93.24%	COMMON STOCKS

7.69%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	10,606	$3,790,266
	Alphabet, Inc. Class C	2,740	968,124
	Lumen Technologies, Inc.(A)	35,714	274,284
	Meta Platforms, Inc.	1,139	641,587
	Netflix, Inc.(A)	1,018	72,685
	Roku, Inc.(A)	121	16,715
	Take-Two Interactive(A)	100	24,998
			5,788,659

9.39%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,229	1,961,300
	Autozone, Inc.(A)	593	1,895,192
	Brunswick Corp/DE	2,789	234,945
	Coupang, Inc.(A)	5,102	88,622
	Dave & Buster’s Entertainment(A)	15,989	182,275
	Home Depot, Inc.	25	8,817
	Lowe’s Companies, Inc.	2,031	447,815
	Marriott International Class A	627	232,360
	Matthews International Corp.	19,390	521,979
	Murphy USA, Inc.	1,294	697,298
	O’Reilly Automotive, Inc.(A)	5,057	465,699
	Royal Caribbean Cruises	406	128,917
	Starbucks Corp.	1,506	153,898
	Ulta Beauty, Inc.(A)	115	51,863
			7,070,980

1.88%	CONSUMER STAPLES
	Costco Wholesale Corp.	503	470,541
	Mondelez International Inc. Class A	8,784	508,067
	PepsiCo, Inc.	231	31,277
	Philip Morris International, Inc.	1,380	249,656
	Walmart, Inc.	1,420	160,829
			1,420,370

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
11.56%	ENERGY
	Chevron Corp.	629	$104,263
	ConocoPhillips	1,324	137,643
	Energy Transfer LP	68,481	1,309,357
	Enterprise Products Partners L.P.	34,634	1,273,146
	Kinder Morgan, Inc.	79,925	2,555,202
	MPLX LP MLP	16,330	919,869
	Oneok, Inc.	5,614	488,081
	Plains All American Pipeline LP MLP	73,301	1,631,680
	Williams Cos., Inc.	3,975	295,502
			8,714,743

26.61%	FINANCIALS
	Aon plc	1,324	439,158
	Arthur J Gallagher & Co.	2,464	565,660
	Bank of America Corp.	39,794	2,267,462
	Bank of New York Mellon	7,753	1,121,161
	Berkshire Hathaway Class B(A)	1,018	509,397
	Canadian Imperial Bank of Commerce	2,706	311,190
	Citigroup, Inc.	19,327	2,705,007
	Cullen/Frost Bankers, Inc.	812	125,470
	First Horizon Corp.	114,062	2,924,550
	Goldman Sachs Group, Inc.	858	867,755
	Heritage Financial Corp.	14,132	418,590
	Home BancShares, Inc.	15,306	436,986
	JPMorgan Chase & Co.	4,451	1,456,946
	Mastercard, Inc. Class A	735	377,496
	Morgan Stanley	818	170,995
	Renasant Corp.	46,805	1,991,085
	United Bankshares, Inc.	11,541	528,924
	US Bancorp	8,567	517,447
	Visa, Inc. Class A	2,154	739,016
	Walker & Dunlop, Inc.	6,196	338,921
	Wells Fargo & Co.	7,756	640,956

HCM Large Cap Growth ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Shares	Value
	Western Alliance Bancorp	1,339	$110,066
	White Mountains Insurance Group	236	489,320
			20,053,558

6.45%	HEALTH CARE
	Abbott Laboratories	2,042	185,291
	Abbvie, Inc.	7,971	2,005,822
	Bristol-Myers Squibb Co.	13,648	786,398
	The Cigna Group	64	17,644
	Eli Lilly & Co.	105	125,940
	Intuitive Surgical, Inc.(A)	254	101,011
	Merck & Company, Inc.	2,919	375,092
	Neurocrine Biosciences, Inc.(A)	81	13,651
	Pfizer, Inc.	30,612	737,137
	Thermo Fisher Scientific, Inc.	943	472,782
	Zoetis, Inc.	583	41,894
			4,862,662

5.32%	INDUSTRIALS
	American Airlines Group(A)	9,835	177,718
	The Boeing Co.(A)	680	147,200
	Carrier Global Corp.	5,714	419,122
	Caterpillar, Inc.	261	277,939
	Comfort Systems USA, Inc.	14	27,747
	Delta Air Lines, Inc.	2,678	250,821
	Eaton Corp. plc	516	219,878
	EMCOR Group, Inc.	26	21,577
	FedEx Corp.	1,863	583,361
	FTAI Aviation Ltd.	87	23,536
	GE Vernova LLC	86	101,038
	General Electric Co.	100	37,373
	Lyft, Inc.(A)	20,408	298,161
	MasTec, Inc.(A)	75	31,205
	Paychex, Inc.	65	6,391
	RTX Corp.	4,251	806,542

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Uber Technologies, Inc.(A)	6,219	$448,763
	Union Pacific Corp.	418	113,696
	Vertiv Holdings Co.	56	18,750
			4,010,818

23.66%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	67	13,736
	Advanced Micro Devices(A)	109	63,319
	Amphenol Corp. Class A	555	97,858
	Apple, Inc.	12,568	3,636,676
	Applied Materials, Inc.	65	46,995
	AppLovin Corp.(A)	329	169,511
	Arista Networks, Inc.(A)	2,344	398,199
	Astera Labs, Inc.(A)	418	201,902
	Atlassian Corp. Class A(A)	283	22,015
	Broadcom, Inc.	6,668	2,518,837
	Cloudflare, Inc.(A)	1,671	409,863
	CrowdStrike Holdings, Inc.(A)	2,174	1,659,066
	Datadog, Inc. Class A(A)	62	16,142
	International Business Machines Corp.	1,018	286,272
	KLA Corp.	220	66,376
	Kyndryl Holdings, Inc.(A)	776	8,777
	Lam Research Corp.	193	83,633
	Lumentum Holdings, Inc.(A)	78	66,929
	MACOM Technology Solutions Holdings, Inc.(A)	74	28,147
	Marvell Technology, Inc.	66	19,661
	Micron Technology, Inc.	1,979	2,284,340
	Microsoft Corp.	4,605	1,717,757
	Motorola Solutions, Inc.	277	115,035
	Nvidia Corp.	6,999	1,400,430
	Okta, Inc.(A)	312	42,572
	Oracle Corp.	612	89,689
	Palantir Technologies Inc.(A)	2,248	262,274
	Palo Alto Networks, Inc.(A)	1,580	538,812

HCM Large Cap Growth ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Shares	Value
	Pure Storage, Inc.(A)	2,838	$223,606
	Qualys, Inc.(A)	4,453	612,243
	Salesforce, Inc.	416	65,171
	Seagate Technology Holdings plc	429	413,985
	ServiceNow, Inc.(A)	2,169	215,338
	Texas Instruments, Inc.	117	34,874
			17,830,040

0.68%	REAL ESTATE
	Public Storage REIT	234	74,485
	Safehold, Inc. REIT	27,951	438,831
			513,316

93.24%	TOTAL COMMON STOCKS		70,265,146
	(Cost: $19,328,909)

6.54%	EXCHANGE TRADED FUNDS

0.34%	EMERGING MARKET FUNDS
	iShares MSCI ACWI ETF	1,656	259,942

5.41%	LARGE-CAP FUNDS
	Invesco QQQ Trust Series	523	385,145
	iShares Core S&P 500 ETF	3,700	2,770,893
	SPDR S&P 500 ETF Trust	1,235	922,261
			4,078,299

0.38%	MID-CAP FUNDS
	iShares Russell Mid-Cap ETF	2,566	283,081

0.20%	SMALL-CAP FUNDS
	Vanguard Small-Cap Value ETF	612	148,710

0.21%	TECH STOCK FUNDS
	iShares Future AI & Tech ETF	2,042	155,519

6.54%	TOTAL EXCHANGE TRADED FUNDS		4,925,551
	(Cost: $1,745,718)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
0.19%	MONEY MARKET FUND
	U.S. Bank Money Market Deposit Account 2.56%(B)	148,608	$148,608
	(Cost: $148,608)

99.97%	TOTAL INVESTMENTS		75,339,305
	(Cost: $21,223,235)
0.03%	Other assets, net of liabilities		20,678
100.00%	NET ASSETS		$75,359,983

(A)Non-income producing.

(B)Effective 7 day yield as of June 30, 2026.

REIT - Real Estate Investment Trust.

MLP - Master Limited Partnership.

HCM Large Cap Growth ETF

Statement of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

ASSETS
Investments at value(1) (Note 1)	$75,339,305
Dividends, interest and reclaims receivable	50,977
TOTAL ASSETS	75,390,282

LIABILITIES
Accrued advisory fees	30,299
TOTAL LIABILITIES	30,299
NET ASSETS	$75,359,983

Net Assets Consist of:
Paid-in capital	$20,642,345
Distributable earnings (accumulated deficit)	54,717,638
Net Assets	$75,359,983

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,942,716
Net Asset Value and Offering Price Per Share	$25.61

(1) Identified cost of:	$21,223,235

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

INVESTMENT INCOME
Dividends(1)	$98,021
Interest	120
Total investment income	98,141

EXPENSES
Investment advisory fees (Note 2)	30,298
Total expenses	30,298
Net investment income (loss)	67,843

REALIZED AND UNREALIZED GAIN (LOSS) OF INVESTMENTS
Net realized gain (loss) on investments(2)	533,725
Net change in unrealized appreciation (depreciation) of investments	1,021,871
Net realized and unrealized gain (loss) of investments	1,555,596

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,623,439

(1) Net of foreign tax withheld of:	$314

(2)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*The Fund commenced operations on June 7, 2026.

HCM Large Cap Growth ETF

Statement of OperationsPeriod Ended June 30, 2026* (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$67,843
Net realized gain (loss) on investments	533,725
Net change in unrealized appreciation (depreciation) of investments	1,021,871
Increase (decrease) in net assets from operations	1,623,439

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,482,800
Shares sold in connection with in-kind contributions (Note 3)	73,264,212
Cost of shares redeemed	(1,010,468)
Increase (decrease) in net assets from capital stock transactions	73,736,544

NET ASSETS
Increase (decrease) during period	75,359,983
Beginning of period	—
End of period	$75,359,983

*The Fund commenced operations on June 7, 2026.

HCM Large Cap Growth ETF

Statement of Changes in Net AssetsPeriod Ended June 30, 2026* (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended June 30, 2026(1) (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	0.02
Net realized and unrealized gain (loss) of investments	0.59
Total from investment activities	0.61
Net asset value, end of period	$25.61

Total Return(3)	2.45%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%
Net investment income (loss)	1.46%
Portfolio turnover rate(5)	1.26%
Net assets, end of period (000s)	$75,360

(1)The Fund commenced operations on June 7, 2026.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

HCM Large Cap Growth ETF

Notes to Financial StatementsJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The HCM Large Cap Growth ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on June 7, 2026.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Highland Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$70,265,146	$—	$—	$70,265,146
Exchange Traded Funds	4,925,551	—	—	4,925,551
Money Market Fund	148,608	—	—	148,608
	$75,339,305	$—	$—	$75,339,305

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$300	$256,100

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.65%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for handling the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.045%, subject to a minimum fee of $23,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation or their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J.

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2026, were as follows:

Purchases	Sales
$21,087,020	$1,215,339

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2026, were as follows:

Purchases	Sales	Realized Gains
$1,380,514	$812,602	$458,108

As part of the commencement of operations on June 7, 2026, the Fund received in-kind contributions from a private investment fund managed by the Advisor which consisted of $73,264,212 of securities which were recorded at their current value. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of June 7, 2026, was $20,170,013 resulting in net unrealized appreciation on investments of $53,094,199 as of that date. As a result of the in-kind contribution, the Fund issued 2,931,000 shares at a $25.00 per share net asset value. All fees and expenses incurred in conjunction with the transaction were paid by the Advisor.

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid by the Fund during the period ended June 30, 2026.

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$67,843
Accumulated net realized gain (loss) on investments	533,725
Net unrealized appreciation (depreciation) of investments	54,116,070
$54,717,638

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$21,223,235	$54,300,789	$(184,719)	$54,116,070

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended June 30, 2026
Shares sold	2,991,000
Shares redeemed	(48,284)
Net increase (decrease)	2,942,716

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

HCM Large Cap Growth ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | June 30, 2026

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, 26.61% of the value of the net assets of the Fund were invested in securities within the Financials sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Highland Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting held on September 23-24, 2025, the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreement (the “HCM Advisory Agreement”) between ETFOT and Highland Capital Management, LLC (“Highland Capital”) and the Delegated Services Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between HCM and Tidal Investments, LLC (“Tidal”), each with respect to the HCM Large Cap Growth ETF (formerly, the Argent Large Cap Growth ETF) (the “Growth ETF”). The Board reflected on its discussions with the representatives from HCM and Tidal at the Meeting regarding the manner in which the Growth ETF is managed and the roles and responsibilities of HCM and Tidal under the HCM Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreements and the responses of HCM and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included information on the personnel of and services to be provided by HCM and Tidal, an expense comparison analysis

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Supplemental Information (unaudited) - continued

for the Growth ETF and comparable ETFs, and the Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by HCM; (ii) the costs of the services to be provided and profits to be realized by HCM from the relationship with the Growth ETF; (iii) the extent to which economies of scale would be realized if the Growth ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support to be provided by HCM and Tidal to the Growth ETF and its shareholders; (ii) presentations by management of HCM and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Growth ETF; (iii) information pertaining to the compliance structures of HCM and Tidal; (iv) disclosure information contained in the Trust’s registration statement and HCM’s and Tidal’s Forms ADV and the policies and procedures of HCM and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about HCM and Tidal, including financial information, information on personnel and the services to be provided by HCM and Tidal to the Growth ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Growth ETF and comparative expense and performance information for other ETFs with strategies similar to the Growth ETF as prepared by an independent third party; (iii) the anticipated effect of size on the Growth ETF’s performance and expenses; and (iv) benefits anticipated to be realized by HCM and Tidal from their relationship with the Growth ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Supplemental Information (unaudited) - continued

1. The nature, extent, and quality of the services provided by HCM and Tidal

In this regard, the Board considered the responsibilities of HCM and Tidal under their respective Advisory Agreement. The Board reviewed the services to be provided by each of HCM and Tidal to the Growth ETF, including, without limitation, HCM’s process for formulating investment recommendations and the processes of both HCM and Tidal for assuring compliance with the Growth ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by HCM for the Growth ETF among the service providers; and the anticipated efforts of HCM to promote the Growth ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of HCM and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by HCM in supervising Tidal as a sub-adviser to the growth ETF and the relationship between HCM and Tidal. After reviewing the foregoing and further information from HCM and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by HCM and Tidal were satisfactory and adequate for the Growth ETF.

2. The investment performance of the Growth ETF

The Board noted that the Growth ETF had not yet commenced operations. The Trustees considered HCM’s experience in managing other ETFs and client accounts with similar strategies to those of the Growth ETF. The Board also considered HCM’s performance managing these similar accounts. The Trustees considered Tidal’s experience in providing sub-advisory services to other ETFs, including other ETFs in the ETFOT, that are similar to the sub-advisory services that Tidal would provide the Growth ETF, including trade execution, creation unit and redemption basket management, and capital markets support.

3. The costs of services to be provided and profits to be realized by HCM and Tidal from each’s relationship with the Growth ETF

In this regard, the Board considered the financial condition of HCM and its level of commitment to the Growth ETF. The Board also considered the assets and expenses of the Growth ETF, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by HCM. The Trustees considered the Growth ETF’s unitary fee structure, and compared its unitary fee to the fees of its Morningstar category (its “Category”) and a peer group for each selected by Broadridge Financial Solutions from its Category

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Supplemental Information (unaudited) - continued

(its “Peer Group”). The Trustees noted that the Growth ETF’s gross and net expenses and gross and net advisory fees were in close proximity to those charged by other ETFs in its Category; however, the Growth ETF’s gross and net advisory fees and gross and net expense ratios were higher than the respective medians of its Category and of its Peer Group. The Board observed that not all ETFs in its Peer Group had unitary fee structures and several ETFs had fee waivers in place. The Board noted that the Growth ETF’s unitary fee was within the range of fees charged by advisers to funds in its Peer Group. The Board regarded the Growth ETF’s fees and expenses as reasonable in light of these facts and circumstances. The Board also considered the fees to be paid to Tidal by HCM for sub-advising the Growth ETF. The Board considered the fees to be paid to Tidal were within a reasonable range in light of the services to be rendered by Tidal, and were within a reasonable range of fees charged to other clients for similar services. After further consideration, the Board concluded that the profitability and fees to be paid to HCM (who in turn would pay Tidal) and the profitability and fees to be paid to Tidal were both within an acceptable range in light of the services to be rendered by HCM and Tidal.

4. The extent to which economies of scale would be realized as the Growth ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Growth ETF’s shareholders.

The Trustees considered that the Growth ETF would not be of sufficient size to achieve economies of scale when it commences operations and that there are no breakpoints in the Advisory Agreement. The Board acknowledged HCM’s plans to grow the Growth ETF through 351 exchanges and HCM’s willingness to consider breakpoints in the future after the Growth ETF reaches sufficient scale. The Board determined that shareholders benefit from the unitary fee structure because it limits the Growth ETF shareholders’ exposure to fee increases.

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Growth ETF; the basis of decisions to buy or sell securities for the Growth ETF; the substance and administration of the Codes of Ethics and other relevant policies of HCM and Tidal. The Board noted that HCM and Tidal do not anticipate utilizing soft dollars or commission recapture with regard to the Growth ETF. The Board also considered potential benefits for HCM and Tidal in managing the Growth ETF. Following further consideration and discussion, the Board indicated that the standards and practices of HCM and

FINANCIAL STATEMENTS | June 30, 2026

HCM Large Cap Growth ETF

Supplemental Information (unaudited) - continued

Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of HCM and Tidal from managing the Growth ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for an initial two-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.